Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions			12 Months Ended
	Oct. 22, 2019	Apr. 11, 2018	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings			€ 2,207	€ 1,389	[1]	€ 764
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings			€ 1,403	1,389	[2]
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate			4.00%
Coupon date			Annually, April 25
Year of next call			2024
Subordinated borrowings			€ 697	696
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate			4.00%
Coupon date			Annually, April 25
Year of next call			2024
Subordinated borrowings			€ 697	696
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate			5.50%
Coupon date			Semi-annually, April 11
Year of next call			2028
Subordinated borrowings			€ 707	693
USD 800 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		5.50%	5.50%
Coupon date			Semi-annually, April 11
Year of next call			2028
Subordinated borrowings			€ 707	€ 693
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.10%		5.10%
Coupon date			Quarterly, February 15
Year of next call			2018
Subordinated borrowings			€ 804

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.